SUPPLEMENT DATED MAY 23, 2022
     TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 2, 2022
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY ACCOUNT TEN
                        Advanced Outcomes Annuity
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This supplement updates certain information in the prospectus, initial summary prospectus and updating summary prospectus (together, the "Prospectus"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective immediately, all references to the following Underlying Funds in the Prospectus will be deleted:

* Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

* Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

* Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

* Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

* Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

* Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

* Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

* Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

* Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund
  - Sep

* Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund
  - Oct

* Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund
  - Nov

* Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund
  - Dec

* Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Sep

* Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Oct

* Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Nov

* Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Dec

* Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome
  Fund - Sep

* Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome
  Fund - Oct

* Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome
  Fund - Nov

* Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome
  Fund - Dec

* Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

* Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Oct (I)